Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Segment revenues:
Revenues	¥ 707,003	¥ 632,721	¥ 1,364,816	¥ 1,241,534
Segment profits:
Total profits for segments	65,840	106,938	149,133	208,917
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests			(12)	0
Income before Income Taxes	79,331	120,733	164,346	220,789
Segment assets:
Trade notes, accounts and other receivable	356,894		356,894		¥ 359,949
Other corporate assets	1,936,953		1,936,953		1,732,379
Assets	14,786,006		14,786,006		14,270,672
Operating Segment
Segment revenues:
Revenues	705,217	633,792	1,361,213	1,242,567
Segment profits:
Total profits for segments	84,011	128,028	169,952	229,504
Segment assets:
Assets	12,442,647		12,442,647		11,999,584
Corporate, Non-Segment
Segment revenues:
Revenues	6,354	5,616	12,652	8,580
Segment profits:
Corporate profits (losses)	(6,330)	(7,898)	(10,176)	(14,934)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	1,650	603	4,570	6,219
Segment assets:
Cash and cash equivalents, restricted cash	1,046,021		1,046,021		1,091,812
Allowance for credit losses	(66,975)		(66,975)		(69,459)
Trade notes, accounts and other receivable	356,894		356,894		359,949
Other corporate assets	1,007,419		1,007,419		¥ 888,786
Intersegment Eliminations
Segment revenues:
Revenues	¥ (4,568)	¥ (6,687)	¥ (9,049)	¥ (9,613)